Jan. 31, 2025
MassMutual Emerging Markets Debt Blended Total Return Fund
INVESTMENT OBJECTIVE
This Fund seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management, through high current income generation and, where appropriate, capital appreciation.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 72 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
	Class I	Class Y	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	4.25%	None
	Class I	Class Y	Class A	Class C
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	1.00%(1)	1.00%(2)

(1)
Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more (or accounts aggregating $500,000 or more for holders of Class A shares prior to February 1, 2024) may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

(2)
The contingent deferred sales charge on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no contingent deferred sales charge on Class C Shares thereafter.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class Y	Class A	Class C
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	1.00%
Other Expenses	0.67%	0.73%	0.69%	0.67%
Total Annual Fund Operating Expenses	1.42%	1.48%	1.69%	2.42%
Expense Reimbursement	(0.53%)	(0.53%)	(0.53%)	(0.53%)
	Class I	Class Y	Class A	Class C
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	0.89%	0.95%	1.16%	1.89%

(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.89%, 0.95%, 1.16%, and 1.89% for Classes I, Y, A, and C, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$91	$397	$726	$1,656
Class Y	$97	$416	$758	$1,723
Class A	$538	$885	$1,256	$2,296
Class C	$292	$704	$1,243	$2,716
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class C	$192	$704	$1,243	$2,716

You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund invests in debt securities, derivatives, and other instruments that are economically tied to emerging market countries or countries with relatively low gross national product per capita and with the potential for rapid economic growth. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in (i) securities denominated in currencies of the emerging market countries, (ii) fixed income securities or debt instruments issued by emerging market entities or sovereign nations, and/or (iii) debt instruments denominated in or based on the currencies, interest rates, or issues of emerging market countries. Emerging market countries are defined to include any country that did not become a member of the O.E.C.D. prior to 1975 and Turkey. Certain emerging market countries are referred to as “frontier” market countries. The Fund focuses its investments in Asia, Africa, the Middle East, Latin America, and the developing countries of Europe.
The Fund will invest in debt instruments of all types, including bonds, notes, U.S. and Group of Ten (commonly referred to as “G10”) country treasury obligations, sovereign issues, covered bonds, commercial paper, and other fixed and floating rate income securities and are either secured or unsecured, and either senior or subordinated. To a limited extent, the Fund may invest in (i) securities that are convertible into equity securities, (ii) equity securities (including warrants and common stock), (iii) certificates of deposit, (iv) bankers’ acceptances, and (v) loan participations and loan assignments which are un-securitized. Although the Fund’s investment in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, under normal market conditions, the Fund seeks to hedge substantially all of its exposure to non-U.S. currencies. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may purchase and sell securities on a when-issued, delayed delivery, to-be-announced, or forward commitment basis.
The Fund expects to achieve certain exposures primarily through derivative transactions, including without limitation, forward foreign currency exchange contracts; futures on securities, indexes, currencies, commodities, swaps, and other investments; options; and interest rate swaps, crosscurrency swaps, total return swaps, and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates, or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks, and/or as a substitute for the purchase or sale of securities, currencies, or commodities. Derivatives instruments that provide exposure to debt securities that are economically tied to emerging market countries or to a country the Fund’s subadviser, Barings LLC (“Barings”), or sub-subadviser, Baring International Investment Limited (“BIIL”) considers to be equivalent to such countries or have economic characteristics similar to such investments may be used to satisfy the Fund’s 80% policy.
The Fund may invest in both investment grade and below investment grade (“junk” or “high yield” bonds) debt securities. Investment grade debt securities are rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s) or BBBor higher by either S&P Global Ratings, a subsidiary of S&P Global (“S&P”), or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined to be of comparable quality by Barings or BIIL. Below investment grade debt securities are rated below Baa3 by Moody’s and BBB- by S&P and Fitch or, if unrated, determined by Barings or BIIL to be of comparable quality.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is the successor to the Barings Emerging Markets Debt Blended Total Return Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided in the bar chart and table is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021. The bar chart shows changes in the Fund’s (or Predecessor Fund’s, as applicable) performance from year to year for Class I shares. The table shows how the Fund’s (or Predecessor Fund’s, as applicable) average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class C shares reflects any applicable sales charge. Past performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Annual Performance Class I Shares

Highest Quarter:	2Q ’20,	23.22%	Lowest Quarter:	1Q ’22,	–15.13%

Average Annual Total Returns (for the periods ended December 31, 2024)
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through taxadvantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

		One Year	Five Years	Since Inception (10/21/15)
Class I	Return Before Taxes	2.86%	0.57%	3.58%
	Return After Taxes on Distributions	0.22%	-1.67%	1.09%
	Return After Taxes on Distributions and Sales of Fund Shares	1.67%	-0.45%	1.70%
Class Y	Return Before Taxes	2.95%	0.53%	3.56%
Class A	Return Before Taxes	-1.27%	-0.50%	2.86%
Class C	Return Before Taxes	0.98%	-0.46%	2.54%
Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index (reflects no deduction for fees, expenses, or taxes)		5.80%	0.19%	2.78%